REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
REVENUE AND COST OF SALES
Production costs	$ 38,600	$ 32,872
Write down of equipment	1,144	414
Depreciation and depletion	3,233	2,784
Total cost	$ 42,977	$ 36,070